Schedule of maturity of lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Operating Lease Right Of Use Assets Net And Operating Lease Liabilities
2027	$ 696,106
2028	390,522
2029	265,999
2030	133,000
Total lease payments	1,485,627
Less: imputed interests	(154,320)
Total operating lease liabilities	$ 1,331,307	$ 1,650,268